Prospectus 2 [Member] Expense Example - Prospectus 2 - PUTNAM MORTGAGE OPPORTUNITIES FUND - CLASS I	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	$ 781